As filed with the Securities and Exchange Commission on March 6, 2025
Registration No. 333-270463

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _☐
Post-Effective Amendment No. 3 ☒
(Check appropriate box or boxes.)

Athene Annuity and Life Company
(Name of Insurance Company)

7700 Mills Civic Parkway
West Des Moines, IA 50266-3862
(888) 266-8489

(Address, including zip code, and telephone number, including area code, of registrant’s principal executive offices)

Blaine Doerrfeld
Athene Annuity and Life Company
7700 Mills Civic Parkway
West Des Moines, IA 50266-3862
(888) 266-8489
(Name, address, including zip code, and telephone number, including area code, of agent for service)

Copy to:

Stephen E. Roth, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, N.W.
Washington, DC
20001-3980

Approximate date of commencement of proposed sale to the public: Continuously on and after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on 04/05/2025 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended for the sole purpose of delaying the effective date of Post-Effective Amendment No. 2 (“Amendment No. 2”) to Registration Statement File No. 333-270463 filed pursuant to rule 485(a) under the Securities Act of 1933, which was filed on December 20, 2024. Parts A, B and C were filed in Amendment No. 2 and are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and the State of Iowa, on the 6th day of March, 2025.

Athene Annuity and Life Company
(Registrant)

By: /s/ Grant Kvalheim
Grant Kvalheim
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Grant Kvalheim	Chief Executive Officer and Director	March 6, 2025
Grant Kvalheim

/s/ Aaron Prieksat	Senior Vice President, US Controller	March 6, 2025
Aaron Prieksat	(Principal Financial Officer & Principal Accounting Officer)

/s/ Michael Downing	President, Chief Operating Officer, and Director	March 6, 2025
Michael Downing

/s/ Christopher R. Welp	Executive Vice President, Insurance Operations and Director	March 6, 2025
Christopher R. Welp

/s/ Martin P. Klein*	Director	March 6, 2025
Martin P. Klein*

/s/ Mitra Hormozi*	Director	March 6, 2025
Mitra Hormozi*

/s/ Francis P. Sabatini*	Director	March 6, 2025
Francis P. Sabatini*

/s/ Hope S. Taitz*	Director	March 6, 2025
Hope S. Taitz*

/s/ Lawrence J. Ruisi*	Director	March 6, 2025
Lawrence J. Ruisi*

/s/ Blaine Doerrfeld	Attorney-in-Fact	March 6, 2025
Blaine Doerrfeld

*Executed by Blaine Doerrfeld on behalf of those indicated pursuant to Power of Attorney, incorporated by reference as Exhibit 24 to the Form S-1 filed on February 8, 2021 File No. 333-252851.